Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentive Awards:   The goal of our equity-based incentive awards is to align the interests of our executives with those of our stockholders and to provide executives with long-term incentive to manage the Company from the perspective of an owner with equity in the business. Because vesting of our stock awards is based on continued employment, our equity-based incentives also facilitate the retention of executives through the term of the awards. Generally, we believe that our share-based compensation program has proven to be an effective tool for meeting our goals of increasing long-term stockholder value by tying the value of the equity-based incentives to future stock performance. The Compensation Committee does not take material nonpublic information into account when determining the grant date, vesting date or other terms and conditions of equity awards, and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation, and typically makes annual equity awards at the Board’s regularly scheduled March meeting that precedes the Company’s annual earnings release and Form 10-K filing. The Company’s long-term incentive awards are typically in the form of time-based restricted stock units (“RSUs”) and performance-based restricted stock units (“PSUs”) which are tied to the market value of the Company’s common stock. In 2024, however, in light of the potential announcement of the Company’s agreement to acquire Safflower Holdings Corp., the parent of Benihana, the Compensation Committee made annual long-term incentive awards to the NEOs in April following public announcement of the transaction rather than at the March Board meeting. These awards consisted of stock options, time-based restricted stock units and performance-based restricted stock units.

Award Timing Method	In 2024, however, in light of the potential announcement of the Company’s agreement to acquire Safflower Holdings Corp., the parent of Benihana, the Compensation Committee made annual long-term incentive awards to the NEOs in April following public announcement of the transaction rather than at the March Board meeting. These awards consisted of stock options, time-based restricted stock units and performance-based restricted stock units.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the grant date, vesting date or other terms and conditions of equity awards, and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation, and typically makes annual equity awards at the Board’s regularly scheduled March meeting that precedes the Company’s annual earnings release and Form 10-K filing.
MNPI Disclosure Timed for Compensation Value	false